Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of detailed information about derivative instruments
As at December 31, 2019, the Company had in place USD:BRL put and call options (the “Collars”) with the following notional amounts, weighted average rates and maturity dates:

Dates	USD notional amount	Call options’ weighted average USD:BRL rates	Put options’ weighted average USD:BRL rates
January 1 – December 31, 2020	$84,200	4.03	4.39
January 1 – April 30, 2021	19,100	4.07	4.51
Total	$103,300	4.03	4.41

Detailed Information About Fair Value Adjustment And Activities In Traded Warrant Liabilities
The fair value of the warrants is determined using the Black Scholes option pricing model at the period-end
date or the market price on the TSX for warrants that are trading.

Balance – December 31, 2017	$37,784
Warrants issued	336
Warrants exercised	(257)
Change in fair value	(19,002)

Balance – December 31, 2018	18,861
Warrants exercised	(868)
Change in fair value	38,153

Balance – December 31, 2019	$56,146

Detailed Information About Weighted Average Assumptions of Non-traded Warrants
The fair value of
non-traded
warrants was calculated with the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Risk-free rate	1.7%	1.9%
Warrant expected life	1.2 years	2.2 years
Expected volatility	45.1%	46.2%
Expected dividend	0.0%	0.0%
Share price (C$)	$10.16	$5.25